Derivative Financial Instruments - Additional Information (Details) $ in Thousands						1 Months Ended	6 Months Ended
	Mar. 07, 2025 USD ($) Soles	Jan. 23, 2025 USD ($)	Dec. 18, 2024 USD ($)	Apr. 25, 2024 USD ($) MXN ($)	Nov. 29, 2022 PEN (S/)	Dec. 31, 2023 PEN (S/)	Jun. 30, 2025 PEN (S/)	Jun. 30, 2024 PEN (S/)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 PEN (S/)	Dec. 31, 2024 PEN (S/)	Sep. 30, 2024 MXN ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 PEN (S/)	Mar. 22, 2024 USD ($)	Mar. 19, 2024 USD ($)	Jun. 01, 2023 USD ($)	May 05, 2023 USD ($)	Nov. 29, 2022 USD ($)	Nov. 29, 2022 PEN (S/)
Disclosure of detailed information about financial instruments [line items]
Notional amount | S/										S/ 4,850,079,000	S/ 5,048,548,000
Derivative Financial Instruments maturity Year			2029
Novation Portion Of Derivative Asset | $				$ 366,500												$ 30,000
Derivatives premiums payable | S/										S/ 84,716,000	S/ 85,849,000
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income | S/							S/ 40,073,000	S/ 10,812,000
Other comprehensive income, net of tax, change in value of foreign currency basis spreads | S/							13,927,000	26,986,000
Other comprehensive income, net of tax, finance income (expenses) from reinsurance contracts held excluded from profit or loss | S/							9,843,000	25,504,000
Other comprehensive income net of tax tax expenses excluded from profit or loss | S/							S/ 5,948,000	S/ 319,000
Fx operation Agreement Call Spread 2029 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $	$ 253,000	$ 108,500													$ 253,000
Fx operation Agreement Call Spread 2029 [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate | Soles	3.713
Fx operation Agreement Call Spread 2029 [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate | Soles	3.756
Fx operation Agreement – Call Spread (Long Put) 2025
Disclosure of detailed information about financial instruments [line items]
Notional amount | $			$ 47,000
Fx operation Agreement – Call Spread (Short Call) 2025
Disclosure of detailed information about financial instruments [line items]
Notional amount | $			$ 47,000
Fx operation Agreement – Call Spread 2026
Disclosure of detailed information about financial instruments [line items]
Notional amount																			$ 55,500	S/ 238,650,000
Adjustments for decrease (increase) in derivative financial assets | S/					S/ 13,774,000
Percentage of term loan covered																			100.00%	100.00%
Fx operation Agreement – Call Spread 2026 | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate | S/					3.875
Fx operation Agreement – Call Spread 2026 | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate | S/					4.3
Fx operation Agreement Purchased Collar 2028 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $																		$ 396,500
Percentage of term loan covered																		100.00%
Fx operation Agreement – Single Call 2028
Disclosure of detailed information about financial instruments [line items]
Notional amount | $				$ 30,000
Average foreign exchange rate | $				22.5
Fx operation Agreement Call Spread with Citibank [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | $																	$ 53,000
Percentage of term loan covered																	100.00%
Fx operation Agreement Call Spread with Citibank [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate | S/						3.8575
Fx operation Agreement Call Spread with Citibank [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate | S/						4.3
Interest Rate Swap – TIIE 2028
Disclosure of detailed information about financial instruments [line items]
Notional amount												$ 1,705,351,000	$ 3,410,703
Derivative Instruments interest rate												8.81%	11.80%	11.80%
Interest Rate Swap – SOFR 2028
Disclosure of detailed information about financial instruments [line items]
Notional amount | S/														S/ 77,500,000
Derivative Instruments interest rate													4.51%	4.51%
Fx operation Agreement – Forward 2025
Disclosure of detailed information about financial instruments [line items]
Notional amount | $									$ 3,000
Average foreign exchange rate							3.57
Fx operation Agreement – Call Spread 2028 One
Disclosure of detailed information about financial instruments [line items]
Derivatives Replaced By Foreign Operation Agreement | $		$ 55,500
Fx operation Agreement – Call Spread 2028 One | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate | Pure		3.713
Fx operation Agreement – Call Spread 2028 One | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Average foreign exchange rate | Pure		4.2
Fx operation Agreement – Call Spread 2028 Two
Disclosure of detailed information about financial instruments [line items]
Derivatives Replaced By Foreign Operation Agreement | $		$ 2,082
Fx operation Agreement – Call Spread 2028 Three
Disclosure of detailed information about financial instruments [line items]
Derivatives Replaced By Foreign Operation Agreement | $		$ 50,918